Financial Instruments - Cross-currency Risk Exposures Interest Rate Swaps (Detail) - 2020 Cash flow hedge Canadian dollar fixed [member] $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of detailed information about hedges [line items]
Received	Canadian dollar fixed
Paid	U.S. dollar fixed
Hedged Risk	Foreign exchange
Year of Maturity	2025
Principal Amount	$ 999